STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Members' Capital
Members' Capital		$ 1,024,143,098
Members' Capital (in Units)		679,544,349
Net Income (Loss)		$ (17,952,659)	$ (19,762,573)	$ 104,449,106
Members' Capital		$ 886,903,211	$ 1,024,143,098
Members' Capital (in Units)		588,474,702	679,544,349
Class A
Increase (Decrease) in Members' Capital
Members' Capital		$ 120,342,696	$ 124,393,069	$ 155,214,109
Members' Capital (in Units)		63,179,258	64,145,923	89,279,211
Subscriptions		$ 11,889,480	$ 12,542,897	$ 10,612,854
Subscriptions (in Units)		6,226,588	6,490,741	6,060,784
Redemptions		$ (14,304,177)	$ (14,399,107)	$ (54,917,429)
Redemptions (in Units)		(7,460,333)	(7,457,406)	(31,194,072)
Net Income (Loss)		$ (2,601,655)	$ (2,194,163)	$ 13,483,535
Members' Capital		$ 115,326,344	$ 120,342,696	$ 124,393,069
Members' Capital (in Units)		61,945,513	63,179,258	64,145,923
Class C
Increase (Decrease) in Members' Capital
Members' Capital		$ 465,517,528	$ 466,870,415	$ 460,460,237
Members' Capital (in Units)		272,305,731	265,575,955	289,256,969
Subscriptions		$ 15,202,099	$ 56,287,038	$ 57,435,022
Subscriptions (in Units)		8,791,261	32,081,556	35,919,103
Redemptions		$ (82,790,210)	$ (43,982,373)	$ (95,527,726)
Redemptions (in Units)		(48,668,900)	(25,351,780)	(59,600,117)
Net Income (Loss)		$ (13,430,976)	$ (13,657,552)	$ 44,502,882
Members' Capital		$ 384,498,441	$ 465,517,528	$ 466,870,415
Members' Capital (in Units)		232,428,092	272,305,731	265,575,955
Class D
Increase (Decrease) in Members' Capital
Members' Capital		$ 75,664,376	$ 73,228,701	$ 85,498,186
Members' Capital (in Units)		36,603,739	35,322,377	46,696,897
Subscriptions		$ 15,940,000	$ 9,359,478	$ 6,729,000
Subscriptions (in Units)		7,508,251	4,568,436	3,680,491
Redemptions		$ (15,611,716)	$ (6,751,500)	$ (27,845,562)
Redemptions (in Units)		(7,377,916)	(3,287,074)	(15,055,011)
Net Income (Loss)		$ (653,034)	$ (172,303)	$ 8,847,077
Members' Capital		$ 75,339,626	$ 75,664,376	$ 73,228,701
Members' Capital (in Units)		36,734,074	36,603,739	35,322,377
Class I
Increase (Decrease) in Members' Capital
Members' Capital		$ 58,240,855	$ 62,368,274	$ 85,244,114
Members' Capital (in Units)		29,501,569	31,155,649	47,689,327
Subscriptions		$ 9,559,867	$ 10,110,607	$ 4,451,221
Subscriptions (in Units)		4,815,217	5,075,955	2,489,090
Redemptions		$ (12,514,825)	$ (13,235,884)	$ (34,215,466)
Redemptions (in Units)		(6,223,956)	(6,730,035)	(19,022,768)
Net Income (Loss)		$ (861,977)	$ (1,002,142)	$ 6,888,405
Members' Capital		$ 54,423,920	$ 58,240,855	$ 62,368,274
Members' Capital (in Units)		28,092,830	29,501,569	31,155,649
Class DS
Increase (Decrease) in Members' Capital
Members' Capital	[1]		$ 43,919,926	$ 50,584,682
Members' Capital (in Units)	[1]		21,211,500	27,662,374
Subscriptions	[1]		$ 463,567	$ 6,919,320
Subscriptions (in Units)	[1]		217,903	3,783,452
Redemptions	[1]		$ (44,791,393)	$ (18,956,021)
Redemptions (in Units)	[1]		(21,429,403)	(10,234,326)
Net Income (Loss)	[1]		$ 407,900	$ 5,371,945
Members' Capital	[1]			$ 43,919,926
Members' Capital (in Units)	[1]			21,211,500
Class DT
Increase (Decrease) in Members' Capital
Members' Capital	[2]		$ 11,818,184	$ 14,111,527
Members' Capital (in Units)	[2]		5,341,053	7,308,839
Subscriptions	[2]		$ 2,598,982
Subscriptions (in Units)	[2]		1,209,341
Redemptions	[2]		$ (14,558,268)	$ (3,884,216)
Redemptions (in Units)	[2]		(6,550,394)	(1,967,786)
Net Income (Loss)	[2]		$ 141,102	$ 1,590,873
Members' Capital	[2]			$ 11,818,184
Members' Capital (in Units)	[2]			5,341,053
Class M
Increase (Decrease) in Members' Capital
Members' Capital		$ 118,530,695	$ 107,401,709	$ 47,512,048
Members' Capital (in Units)		102,050,874	92,200,321	46,183,286
Subscriptions		$ 25,351,701	$ 29,700,143	$ 62,511,694
Subscriptions (in Units)		21,450,108	25,501,233	60,133,744
Redemptions		$ (17,445,595)	$ (17,851,819)	$ (15,026,145)
Redemptions (in Units)		(14,666,436)	(15,650,680)	(14,116,709)
Net Income (Loss)		$ (1,015,725)	$ (719,338)	$ 12,404,112
Members' Capital		$ 125,421,076	$ 118,530,695	$ 107,401,709
Members' Capital (in Units)		108,834,546	102,050,874	92,200,321
Class F
Increase (Decrease) in Members' Capital
Members' Capital		$ 53,536,345	$ 53,188,258	$ 46,554,511
Members' Capital (in Units)		46,520,691	46,520,691	46,520,691
Net Income (Loss)		$ 108,865	$ 348,087	$ 6,633,747
Members' Capital		$ 53,645,210	$ 53,536,345	$ 53,188,258
Members' Capital (in Units)		46,520,691	46,520,691	46,520,691
Class F1
Increase (Decrease) in Members' Capital
Members' Capital		$ 38,144,532	$ 37,896,521	$ 33,169,991
Members' Capital (in Units)		32,348,368	32,348,368	32,348,368
Net Income (Loss)		$ 77,566	$ 248,011	$ 4,726,530
Members' Capital		$ 38,222,098	$ 38,144,532	$ 37,896,521
Members' Capital (in Units)		32,348,368	32,348,368	32,348,368
Class DI
Increase (Decrease) in Members' Capital
Members' Capital	[3]	$ 94,166,071
Members' Capital (in Units)	[3]	97,034,119
Subscriptions	[3]		$ 108,299,930
Subscriptions (in Units)	[3]		108,353,925
Redemptions	[3]	$ (54,563,852)	$ (10,971,684)
Redemptions (in Units)	[3]	(55,463,531)	(11,319,806)
Net Income (Loss)	[3]	$ 424,277	$ (3,162,175)
Members' Capital	[3]	$ 40,026,496	$ 94,166,071
Members' Capital (in Units)	[3]	41,570,588	97,034,119
Total Members' Capital
Increase (Decrease) in Members' Capital
Members' Capital		$ 1,024,143,098	$ 981,085,057	$ 978,349,405
Members' Capital (in Units)		679,544,349	593,821,837	632,945,962
Subscriptions		$ 77,943,147	$ 229,362,642	$ 148,659,111
Subscriptions (in Units)		48,791,425	183,499,090	112,066,664
Redemptions		$ (197,230,375)	$ (166,542,028)	$ (250,372,565)
Redemptions (in Units)		(139,861,072)	(97,776,578)	(151,190,789)
Net Income (Loss)		$ (17,952,659)	$ (19,762,573)	$ 104,449,106
Members' Capital		$ 886,903,211	$ 1,024,143,098	$ 981,085,057
Members' Capital (in Units)		588,474,702	679,544,349	593,821,837

[1]	Units fully redeemed as of April 30, 2015.
[2]	Units fully redeemed as of December 31, 2015.
[3]	Units issued on February 1, 2015.